Financial risk management - Summary of Provision Matrix (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Gross carrying amount	€ 122,776	€ 115,697	€ 49,066
Loss allowance		1	2
Trade receivables [member]
Disclosure of provision matrix [line items]
Loss allowance		1	2	€ 1
Contract assets [member]
Disclosure of provision matrix [line items]
Loss allowance		0	0	€ 0
Gross carrying amount [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Gross carrying amount		39,563	23,193
Gross carrying amount [member] | Contract assets [member]
Disclosure of provision matrix [line items]
Gross carrying amount		€ 1,226	€ 41
Current [Member]
Disclosure of provision matrix [line items]
Expected loss rate (in %)		0.00%	0.00%
Loss allowance		€ 1	€ 2
Current [Member] | Gross carrying amount [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Gross carrying amount		33,439	12,526
Current [Member] | Gross carrying amount [member] | Contract assets [member]
Disclosure of provision matrix [line items]
Gross carrying amount		€ 1,226	€ 41
1 – 30 days past due [Member]
Disclosure of provision matrix [line items]
Expected loss rate (in %)		0.00%	0.01%
Loss allowance		€ 0	€ 0
1 – 30 days past due [Member] | Gross carrying amount [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Gross carrying amount		909	6,531
1 – 30 days past due [Member] | Gross carrying amount [member] | Contract assets [member]
Disclosure of provision matrix [line items]
Gross carrying amount		€ 0	€ 0
31 –60 days past due [Member]
Disclosure of provision matrix [line items]
Expected loss rate (in %)		0.00%	0.02%
Loss allowance		€ 0	€ 0
31 –60 days past due [Member] | Gross carrying amount [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Gross carrying amount		480	2,174
31 –60 days past due [Member] | Gross carrying amount [member] | Contract assets [member]
Disclosure of provision matrix [line items]
Gross carrying amount		€ 0	€ 0
61 –90 days past due [Member]
Disclosure of provision matrix [line items]
Expected loss rate (in %)		0.00%	0.02%
Loss allowance		€ 0	€ 0
61 –90 days past due [Member] | Gross carrying amount [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Gross carrying amount		382	406
61 –90 days past due [Member] | Gross carrying amount [member] | Contract assets [member]
Disclosure of provision matrix [line items]
Gross carrying amount		€ 0	€ 0
91+ days past due [Member]
Disclosure of provision matrix [line items]
Expected loss rate (in %)		0.00%	0.01%
Loss allowance		€ 0	€ 0
91+ days past due [Member] | Gross carrying amount [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Gross carrying amount		4,353	1,556
91+ days past due [Member] | Gross carrying amount [member] | Contract assets [member]
Disclosure of provision matrix [line items]
Gross carrying amount		€ 0	€ 0